SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2018	508	13,662
Issued on Acquisition, net of issue costs (Note 7)	36	1,710
Share-based payment transactions	4	167
Balance at December 31, 2019	548	15,539
Share-based payment transactions	2	105
Balance at December 31, 2020	550	15,644
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2018	100	2,423
Class A, Series 23 Preferred shares issued on Acquisition, net of issue costs (Note 7)	12	293
Class A, Series 25 Preferred shares issued on Acquisition, net of issue costs (Note 7)	10	243
Part VI.1 tax	—	(3)
Balance at December 31, 2019	122	2,956
Part VI.1 tax	—	(10)
Balance at December 31, 2020	122	2,946

Disclosure of dividends
The following dividends were declared by Pembina:

For the years ended December 31
($ millions)	2020	2019
Common shares
$2.52 per common share (2019: $2.36)	1,385	1,213
Preferred shares
$1.23 per Series 1 preferred share (2019: $1.23)	12	12
$1.12 per Series 3 preferred share (2019: $1.13)	7	7
$1.14 per Series 5 preferred share (2019: $1.19)	11	12
$1.10 per Series 7 preferred share (2019: $1.12)	11	11
$1.18 per Series 9 preferred share (2019: $1.19)	11	11
$1.44 per Series 11 preferred share (2019: $1.44)	10	10
$1.44 per Series 13 preferred share (2019: $1.44)	14	14
$1.12 per Series 15 preferred share (2019: $1.12)	9	9
$1.21 per Series 17 preferred share (2019: $1.22)	7	7
$1.21 per Series 19 preferred share (2019: $1.25)	10	10
$1.23 per Series 21 preferred share (2019: $1.23)	20	20
$1.31 per Series 23 preferred share (2019: $0.16)	16	2
$1.30 per Series 25 preferred share (2019: $0.16)	13	1
	151	126
Pembina's Board of Directors also declared quarterly dividends for Pembina's preferred shares on January 6, 2021 as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 1, 2021	March 1, 2021	$0.306625	3
Series 3	February 1, 2021	March 1, 2021	$0.279875	2
Series 5	February 1, 2021	March 1, 2021	$0.285813	3
Series 7	February 1, 2021	March 1, 2021	$0.273750	3
Series 9	February 1, 2021	March 1, 2021	$0.296875	3
Series 11	February 1, 2021	March 1, 2021	$0.359375	2
Series 13	February 1, 2021	March 1, 2021	$0.359375	4
Series 15	March 15, 2021	March 31, 2021	$0.279000	2
Series 17	March 15, 2021	March 31, 2021	$0.301313	2
Series 19	March 15, 2021	March 31, 2021	$0.292750	2
Series 21	February 1, 2021	March 1, 2021	$0.306250	5
Series 23	February 1, 2021	February 16, 2021	$0.328125	4
Series 25	February 1, 2021	February 16, 2021	$0.325000	3
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